September 16, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Short Term U.S. Government Fund, Inc.
Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (Securities Act File No. 33-40332, Investment
     Company Act No. 811-6304)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933,
                        as amended (the "1933 Act"), Merrill Lynch Short Term U.S. Government Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
                        Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Fund's Registration
                  Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 16 to the
                        Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 3, 2002.

Very truly yours,

Merrill Lynch Short Term U.S. Government Fund, Inc.



______________________
Bradley J. Lucido
Secretary of Fund